Related Party Transactions and Balances (Details) - Schedule of Relationships with Related Parties	12 Months Ended
Dec. 31, 2023
Yang Weiguang [Member]
Schedule of Relationships with Related Parties [Line Items]
Name	Chairman of the Board, Chief Executive Officer
Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Name	Controlled by an immediate family member of Mr. Yang Weiguang